Shareholder Report, Holdings (Details) - C000012485	Jun. 30, 2025
Credo Technology Group Holding, Ltd.None_G25457105
Holdings [Line Items]
Percent of Total Investments	2.59%
Magnite, Inc.None_55955D100
Holdings [Line Items]
Percent of Total Investments	2.51%
Lumentum Holdings, Inc.None_55024U109
Holdings [Line Items]
Percent of Total Investments	2.23%
National Vision Holdings, Inc.None_63845R107
Holdings [Line Items]
Percent of Total Investments	2.16%
Boot Barn Holdings, Inc.None_099406100
Holdings [Line Items]
Percent of Total Investments	2.16%
Sterling Infrastructure, Inc.None_859241101
Holdings [Line Items]
Percent of Total Investments	2.02%
ARS Pharmaceuticals, Inc.None_82835W108
Holdings [Line Items]
Percent of Total Investments	2.02%
Commvault Systems, Inc.None_204166102
Holdings [Line Items]
Percent of Total Investments	1.88%
American Superconductor Corp.None_030111207
Holdings [Line Items]
Percent of Total Investments	1.84%
Construction Partners, Inc.NoneA_21044C107
Holdings [Line Items]
Percent of Total Investments	1.83%
Industrials
Holdings [Line Items]
Percent of Total Investments	25.00%
Information Technology
Holdings [Line Items]
Percent of Total Investments	24.50%
Health-Care
Holdings [Line Items]
Percent of Total Investments	18.70%
Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	16.20%
Financials
Holdings [Line Items]
Percent of Total Investments	4.80%
Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.80%
Materials
Holdings [Line Items]
Percent of Total Investments	2.80%
Communication Services
Holdings [Line Items]
Percent of Total Investments	2.50%
Energy
Holdings [Line Items]
Percent of Total Investments	1.50%
Utilities
Holdings [Line Items]
Percent of Total Investments	0.20%
Common Stock
Holdings [Line Items]
Percent of Total Investments	98.70%
Money Market Fund
Holdings [Line Items]
Percent of Total Investments	1.30%